UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.	Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2008 (Unaudited)

Shares	Description		Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
CONSUMER DISCRETIONARY 13.8%

Auto Components 0.1%
	23,800	Standard Motor Products, Inc.(b)	$196,588

Automobiles 0.1%
	12,400	Monaco Coach Corp.	126,108

Distributors 0.4%
	1,200	Building Material Holdings Corp.(b)	8,172
	54,200	LKQ Corp.(a)(b)	969,638

			977,810

Diversified Consumer Services 0.6%
	600	Capella Education Co.(a)	37,848
	24,200	Pre-Paid Legal Services, Inc.(a)(b)	1,344,310

			1,382,158

Hotels, Restaurants & Leisure 3.8%
	1,400	Buffalo Wild Wings, Inc.(a)	35,238
	17,700	California Pizza Kitchen, Inc.(a)	237,711
	35,250	CEC Entertainment, Inc.(a)	822,383
	102,800	CKE Restaurants, Inc.(b)	1,348,736
	55,400	Jack in the Box, Inc.(a)(b)	1,619,342
	4,100	Landry’s Restaurants, Inc.(b)	84,091
	9,400	O’Charleys, Inc.	130,378
	13,900	Panera Bread Co.(a)	525,142
	10,900	Papa John’s International, Inc.(a)	275,661
	64,000	PF Chang’s China Bistro, Inc.(a)(b)	1,820,160
	76,300	Sonic Corp.(a)(b)	1,692,334

			8,591,176

Household Durables 1.1%
	63,200	Ethan Allen Interiors, Inc.(b)	1,956,040
	700	NVR, Inc.(a)	442,050

			2,398,090

Internet & Catalog Retail 0.2%
	15,500	PetMed Express, Inc.(a)(b)	191,425
	33,300	Stamps.com, Inc.(a)	351,648

			543,073

Leisure Equipment & Products 1.3%
	72,200	Jakks Pacific, Inc.(a)	1,701,032

16,700	Polaris Industries, Inc.(b)	725,448
11,850	Pool Corp.(b)	291,984
13,400	RC2 Corp.(a)	251,652

		2,970,116

Media 0.2%
3,400	Arbitron, Inc.(b)	135,898
3,000	Marvel Entertainment Inc.(a)	84,600
15,000	Radio One, Inc.(a)	24,000
13,900	Valassis Communications, Inc.(a)(b)	132,884

		377,382

Specialty Retail 4.1%
52,700	Big 5 Sporting Goods Corp.(b)	627,657
37,350	Brown Shoe Co., Inc.	642,420
10,000	Cato Corp. (The) (Class A)	163,700
62,700	Charlotte Russe Holdings(a)	1,130,481
77,500	Christopher & Banks Corp.(b)	989,675
38,300	Dress Barn, Inc.(a)(b)	466,877
1,500	Group 1 Automotive, Inc.(b)	39,660
17,200	Gymboree Corp.(a)(b)	657,384
43,000	Lithia Motors, Inc.	657,470
26,650	Men’s Warehouse, Inc. (The)(b)	679,309
3,000	Midas, Inc.(a)	52,800
3,700	Rent-A-Center, Inc.(a)(b)	63,270
87,300	Sonic Automotive, Inc.(b)	1,750,364
9,600	Stage Stores, Inc.	114,912
40,800	Tween Brands, Inc.(a)(b)	1,306,824

		9,342,803

Textiles, Apparel & Luxury Goods 1.9%
8,400	Deckers Outdoor Corp.(a)(b)	1,018,416
35,400	Fossil, Inc.(a)(b)	1,202,892
16,200	Jones Apparel Group, Inc.	272,160
21,600	Kellwood Co.	431,568
2,100	Maidenform Brands, Inc.(a)	26,040
13,400	Oxford Industries, Inc.(b)	305,118
28,800	Skechers U.S.A., Inc. (Class A)(a)	576,576
4,300	Unifirst Corp.	175,612
2,700	Warnaco Group, Inc. (The)(a)(b)	96,903
13,900	Wolverine World Wide, Inc.	351,809

		4,457,094

CONSUMER STAPLES 3.6%
Beverages 0.1%
3,900	Boston Beer Co., Inc.(a)	138,606

Food & Staples Retailing 1.4%
12,500	Andersons, Inc. (The)(b)	569,375
31,500	Casey’s General Stores, Inc.	819,000
1,900	Great Atlantic & Pacific Tea Co., Inc. (The)(a)(b)	56,753
16,900	Nash Finch Co.(b)	602,992
64,700	Spartan Stores, Inc.(b)	1,137,426

		3,185,546

Food Products 1.2%
1,300	Corn Products International, Inc.	43,940
800	Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	25,632
2,400	J&J Snack Foods Corp.	60,024
31,900	Ralcorp Holdings, Inc.(a)(b)	1,735,679
13,000	Sanderson Farms, Inc.	436,930
23,800	TreeHouse Foods, Inc.(a)	496,706

		2,798,911

Household Products 0.3%
17,400	WD-40 Co.(b)	587,424

Personal Products 0.6%
18,500	Chattem, Inc.(a)(b)	1,419,320

ENERGY 8.2%
Energy Equipment & Services 4.2%
800	Atwood Oceanics, Inc.(a)	66,472
5,800	Basic Energy Services, Inc.(a)	103,762
28,700	Bristow Group, Inc.(a)(b)	1,445,045
300	Dawson Geophysical Co.(a)	17,184
3,000	Gulf Island Fabrication, Inc.	75,060
8,100	Helix Energy Solutions Group, Inc.(a)	299,457
41,800	Hornbeck Offshore Services, Inc.(a)(b)	1,616,824
1,700	Lufkin Industries, Inc.	89,879
4,800	Oceaneering International, Inc.(a)	276,384
24,200	SEACOR Holdings, Inc.(a)(b)	2,134,440
2,600	Superior Well Services, Inc.(a)	50,674
7,400	Tidewater, Inc.	391,904
48,100	Unit Corp.(a)	2,410,772
12,900	W-H Energy Services, Inc.(a)	627,585

		9,605,442

Oil, Gas & Consumable Fuels 4.0%
1,700	Cabot Oil & Gas Corp.	65,773
4,901	Cimarex Energy Co.	199,989
28,000	Frontier Oil Corp.	987,560
75,800	Massey Energy Co.(b)	2,818,244
51,600	St. Mary Land & Exploration Co.	1,817,868
45,200	Stone Energy Corp.(a)	1,853,200
33,700	Swift Energy Co.(a)(b)	1,454,155

		9,196,789

FINANCIAL 16.3%
Capital Markets 1.8%
18,100	Hercules Technology Growth Capital, Inc.	210,865
44,800	Investment Technology Group, Inc.(a)	2,104,256
1,800	Janus Capital Group, Inc.(b)	48,618
2,500	Lazard Ltd. (Class A) (Bermuda)	98,800
24,200	MCG Capital Corp.	318,956
19,200	OptionsXpress Holdings, Inc.(b)	520,704
14,200	Piper Jaffray Cos., Inc.(a)(b)	672,796
12,000	SWS Group, Inc.	184,200

		4,159,195

Commercial Banks 5.6%
3,000	Boston Private Financial Holdings, Inc.	68,490
4,100	Capital Corp. of The West	81,467
81,600	Central Pacific Financial Corp.	1,550,400
64,200	East West Bancorp, Inc.(b)	1,544,652
30,200	First Bancorp (Puerto Rico)(b)	288,712
1,300	First Financial Bancorp	15,132
7,550	First Midwest Bancorp, Inc.(b)	235,560
6,600	Hancock Holding Co.	273,900
13,500	Hanmi Financial Corp.	116,100
41,000	Independent Bank Corp.(b)	570,720
7,400	Irwin Financial Corp.	85,026
18,000	Nara Bancorp, Inc.	218,880
24,300	Oriental Financial Group, Inc. (Puerto Rico)	388,071
5,300	Prosperity Bancshares, Inc.	152,375
87,790	Provident Bankshares Corp.	1,819,887
8,800	Signature Bank Corp.(a)(b)	294,888
102,400	Sterling Financial Corp.	1,821,696
21,800	Susquehanna Bancshares, Inc.(b)	462,596
76,600	Umpqua Holdings Corp.(b)	1,256,240
7,800	United Bankshares, Inc.(b)	250,848
22,700	Whitney Holding Corp.(b)	609,268
5,700	Wilshire Bancorp, Inc.	44,916
17,300	Wintrust Financial Corp.	658,092

		12,807,916

Consumer Finance 0.4%
10,800	Cash America International, Inc.	351,108
11,100	First Cash Financial Services, Inc.(a)	111,111
10,100	World Acceptance Corp.(a)(b)	302,394

		764,613

Diversified Financial Services 0.1%
3,450	Financial Federal Corp.(b)	82,938

Insurance 3.9%
1,300	Allied World Assurance Co.	61,919
41,700	American Financial Group, Inc.(b)	1,156,341
8,100	Arch Capital Group Ltd. (Bermuda)(a)	570,726
16,600	Assured Guaranty Ltd. (Bermuda)	392,756
4,500	Endurance Specialty Holdings Ltd. (Bermuda)	182,340
5,000	Infinity Property & Casualty Corp.(b)	199,350
1,400	LandAmerica Financial Group, Inc.(b)	73,024
33,600	Montpelier Re Holdings Ltd. (Bermuda)	575,904

8,300	PartnerRe Ltd. (Bermuda)	658,024
22,700	Philadelphia Consolidated Holding Corp.(a)	812,660
11,400	Platinum Underwriters Holdings Ltd. (Bermuda)	384,750
14,800	Presidential Life Corp.(b)	271,432
7,700	ProAssurance Corp.(a)(b)	444,290
10,600	RLI Corp.	597,840
17,400	Safety Insurance Group, Inc.(b)	678,948
700	SeaBright Insurance Holdings, Inc.(a)	10,283
21,300	Selective Insurance Group, Inc.	509,283
6,000	Stewart Information Services Corp.	205,380
6,000	United Fire & Casualty Co.	200,280
23,600	Zenith National Insurance Corp.	939,752

		8,925,282

Real Estate Investment Trust 4.0%
1,900	Annaly Capital Management, Inc.(b)	37,468
22,800	Arbor Realty Trust, Inc.(b)	405,156
9,200	Brandywine Realty Trust	173,420
28,300	CBL & Associates Properties, Inc.(b)	752,214
24,900	Colonial Properties Trust	613,536
11,900	Diamondrock Hospitality Co.	156,485
2,700	Eastgroup Properties, Inc.	111,753
31,200	Entertainment Properties Trust(b)	1,544,400
4,800	First Industrial Realty Trust, Inc.(b)	167,184
102,900	Inland Real Estate Corp.(b)	1,376,802
28,900	Kite Realty Group Trust(b)	380,324
5,300	LTC Properties Inc.	138,065
9,100	Mid-America Apartment Communities, Inc.	416,871
8,800	National Retail Properties, Inc.(b)	199,936
43,700	Parkway Properties, Inc.(b)	1,569,704
1,000	PS Business Parks, Inc.	50,250
5,300	Ramco-Gershenson Properties	118,190
52,000	Resource Capital Corp.(b)	504,400
11,400	Senior Housing Properties Trust(b)	255,246
4,500	Sovran Self Storage, Inc.	178,290
3,400	Thomas Properties Group, Inc.	37,570

		9,187,264

Thrifts & Mortgage Finance 0.5%
28,400	Anchor Bancorp Wisconsin, Inc.	710,000
18,800	BankAtlantic Bancorp, Inc. (Class A)	106,220
14,200	Bankunited Financial Corp.(b)	84,206
3,300	Dime Community Bancshares	49,599
800	FirstFed Financial Corp.(a)(b)	33,560
18,800	Flagstar Bancorp, Inc.(b)	155,100
11,500	Franklin Bank Corp./Houston TX(a)	67,620

		1,206,305

HEALTHCARE 13.4%
Biotechnology 0.9%
4,700	Cubist Pharmaceuticals, Inc.(a)	79,853
56,900	Martek Biosciences Corp.(a)(b)	1,621,650

7,400	Millennium Pharmaceuticals, Inc.(a)	112,258
8,400	OSI Pharmaceuticals, Inc.(a)(b)	334,992

		2,148,753

Healthcare Equipment & Supplies 5.3%
25,700	Analogic Corp.	1,517,842
10,700	CONMED Corp.(a)(b)	260,010
33,600	Haemonetics Corp.(a)(b)	2,010,624
9,500	ICU Medical, Inc.(a)(b)	269,705
45,600	IDEXX Laboratories, Inc.(a)(b)	2,570,472
25,900	Immucor, Inc.(a)(b)	746,956
67,800	Invacare Corp.	1,650,252
13,000	Kensey Nash Corp.(a)	352,950
2,600	Mentor Corp.(b)	90,012
31,200	Meridian Bioscience, Inc.	979,992
64,800	Merit Medical Systems, Inc.(a)	1,041,984
25,100	Possis Medical, Inc.(a)	350,898
8,600	Quidel Corp.(a)	135,622
3,800	Vital Signs, Inc.	184,300

		12,161,619

Healthcare Providers & Services 4.6%
19,400	Amedisys, Inc.(a)	827,022
35,500	AMERIGROUP Corp.(a)(b)	1,331,960
70,000	AMN Healthcare Services, Inc.(a)	1,093,400
26,500	AmSurg Corp.(a)(b)	682,640
26,700	Centene Corp.(a)(b)	639,198
27,000	Chemed Corp.(b)	1,383,210
52,300	LCA-Vision, Inc.(b)	863,473
1,600	Lincare Holdings, Inc.(a)	53,456
4,000	Medcath Corp.(a)	99,520
9,400	Molina Healthcare, Inc.(a)(b)	320,634
1,800	Owens & Minor, Inc.	74,376
15,800	Pediatrix Medical Group, Inc.(a)	1,075,822
92,400	PSS World Medical, Inc.(a)(b)	1,597,596
7,200	RehabCare Group, Inc.(a)	151,128
5,600	Res-Care, Inc.(a)	125,272
6,300	Sunrise Senior Living, Inc.(a)	180,873

		10,499,580

Healthcare Technology 0.6%
23,600	Cerner Corp.(a)(b)	1,236,640

Life Sciences, Tools & Services 1.0%
25,400	Dionex Corp.(a)(b)	1,780,540
3,300	Invitrogen Corp.(a)(b)	282,711
4,000	Parexel International Corp.(a)(b)	217,640

		2,280,891

Pharmaceuticals 1.0%
23,300	Noven Pharmaceuticals, Inc.(a)	312,919
4,900	Par Pharmaceutical Cos. Inc.(a)	93,982
70,500	Sciele Pharma, Inc.(a)(b)	1,686,360
10,000	Viropharma, Inc.(a)(b)	88,600

		2,181,861

INDUSTRIALS 16.9%
Aerospace & Defense 2.6%
37,900	AAR Corp.(a)(b)	1,116,534
22,400	Ceradyne, Inc.(a)(b)	1,078,560
9,200	Curtiss-Wright Corp.	383,640
1,300	DRS Technologies, Inc.	69,771
9,900	Esterline Technologies Corp.(a)(b)	461,241
11,600	Gencorp Inc.(a)(b)	136,184
1,700	Moog, Inc. (Class A)(a)	78,268
40,300	Teledyne Technologies, Inc.(a)	2,080,689
8,700	Triumph Group, Inc.	469,800

		5,874,687

Air Freight & Logistics 0.1%
11,600	HUB Group, Inc.(a)(b)	337,908

Airlines 0.6%
14,600	Frontier Airlines Holdings, Inc.(a)(b)	43,800
11,100	Mesa Air Group, Inc.(a)	38,961
47,400	SkyWest, Inc.(b)	1,233,348

		1,316,109

Building Products 1.5%
4,090	Griffon Corp.(a)	44,581
62,800	Lennox International, Inc.	2,333,648
3,500	NCI Buildings Systems, Inc.(a)(b)	100,660
25,300	Universal Forest Products, Inc.	915,860

		3,394,749

Commercial Services & Supplies 4.1%
11,400	ABM Industries, Inc.	236,208
12,500	Administaff, Inc.	375,125
39,800	Bowne & Co., Inc.	489,540
3,800	Brady Corp. (Class A)	115,406
3,900	CDI Corp.	75,855
1,900	Consolidated Graphics, Inc.(a)	95,589
8,200	G & K Services, Inc.	327,754
13,200	Healthcare Services Group, Inc.	320,232
18,600	Heidrick & Struggles International, Inc.	511,128
11,200	Herman Miller, Inc.	355,936
22,600	Interface, Inc. (Class A)	360,696
75,600	Mobile Mini, Inc.(a)(b)	1,149,120
10,600	School Specialty, Inc.(a)(b)	344,076
34,400	Spherion Corp.(a)	229,792
5,700	Stericycle, Inc.(a)(b)	337,782
121,300	Trueblue Inc.(a)	1,730,950
30,400	United Stationers, Inc.(a)	1,679,904
2,400	Viad Corp.	64,200

27,650	Volt Information Sciences, Inc.(a)	516,226
2,400	Waste Connections, Inc.(a)(b)	69,984
600	Watson Wyatt & Co. Holdings	29,490

		9,414,993

Construction & Engineering 1.2%
87,400	EMCOR Group, Inc.(a)(b)	1,916,682
2,400	Perini Corp.(a)	83,880
12,800	Shaw Group, Inc. (The)(a)(b)	723,200
700	URS Corp.(a)	30,730

		2,754,492

Electrical Equipment 2.3%
1,200	A.O. Smith Corp.	42,000
37,100	Acuity Brands, Inc.	1,688,421
31,900	Belden CDT, Inc.(b)	1,349,370
1,000	Hubbell, Inc. (Class B)	47,680
14,100	Regal-Beloit Corp.(b)	534,672
26,100	Woodward Governor Co.	1,638,558

		5,300,701

Industrial Conglomerates
5,000	Tredegar Corp.	69,300

Machinery 3.0%
8,400	Barnes Group, Inc.(b)	223,860
2,500	Cascade Corp.(b)	129,050
30,200	EnPro Industries, Inc.(a)(b)	906,000
19,600	Gardner Denver, Inc.(a)	635,824
18,800	Kaydon Corp.(b)	821,372
35,700	Manitowoc Co., Inc. (The)(b)	1,360,884
17,500	Mueller Industries, Inc.(b)	490,000
4,800	Robbins & Myers, Inc.	318,144
21,700	Toro Co.(b)	1,070,678
2,500	Valmont Industries, Inc.	209,250
70,100	Wabash National Corp.	644,219

		6,809,281

Marine 0.2%
7,600	Kirby Corp.(a)(b)	349,448

Road & Rail 0.8%
5,200	Arkansas Best Corp.	160,108
22,000	Landstar System, Inc.	1,100,660
18,500	Old Dominion Freight Line, Inc.(a)(b)	539,275

		1,800,043

Trading Companies & Distributors 0.5%
28,200	Applied Industrial Technologies, Inc.(b)	851,358
600	Watsco, Inc.(b)	22,128
4,600	Wesco International(a)	194,304

		1,067,790

INFORMATION TECHNOLOGY 17.0%
Communications Equipment 1.4%
55,000	Blue Coat Systems, Inc.(a)(b)	1,477,850
3,500	Comtech Telecommunications Corp.(a)	156,800
44,400	Harmonic, Inc.(a)	484,848
19,600	Netgear, Inc.(a)(b)	522,536
4,800	PC-Tel, Inc.(a)	30,096
29,900	Viasat, Inc.(a)	621,023

		3,293,153

Computers & Peripherals 0.9%
3,500	Emulex Corp.(a)	54,600
2,100	Hutchinson Technology, Inc.(a)	33,117
94,800	Novatel Wireless, Inc.(a)(b)	1,516,800
16,400	QLogic Corp.(a)	234,520
4,400	Synaptics, Inc.(a)(b)	116,600

		1,955,637

Electronic Equipment & Instruments 4.6%
71,000	Agilysys, Inc.	1,080,620
6,600	Anixter International, Inc.(a)(b)	462,396
6,800	Bell Microproducts, Inc.(a)	35,768
22,400	Brightpoint, Inc.(a)(b)	284,928
19,600	Checkpoint Systems, Inc.(a)(b)	465,696
61,100	Cognex Corp.(b)	934,830
19,700	Electro Scientific Industries, Inc.(a)(b)	323,868
48,900	FLIR Systems, Inc.(a)(b)	1,480,692
36,900	Ingram Micro, Inc. (Class A)(a)	656,082
11,100	Insight Enterprises, Inc.(a)	191,697
44,500	Methode Electronics, Inc. (Class A)	539,340
1,200	Mettler-Toledo International, Inc.(a)	119,160
14,700	MTS Systems Corp.(b)	494,067
70,000	Plexus Corp.(a)(b)	1,581,300
15,000	ScanSource, Inc.(a)	474,900
31,100	Synnex Corp.(a)(b)	662,430
21,300	Technitrol, Inc.	482,658
8,800	Trimble Navigation Ltd.(a)	232,760

		10,503,192

Internet Software & Services 0.7%
4,200	EarthLink, Inc.(a)	28,602
81,400	United Online, Inc.	909,238
20,800	Vignette Corp.(a)	292,656
22,000	Websense, Inc.(a)	451,000

		1,681,496

IT Services 2.1%
44,400	CACI International, Inc. (Class A)(a)(b)	1,935,396
15,600	Ciber, Inc.(a)	75,192

70,200	Cybersource Corp.(a)	1,175,850
6,600	Gevity HR, Inc.	46,332
42,300	MAXIMUS, Inc.(b)	1,492,344
5,500	Sykes Enterprises, Inc.(a)(b)	86,845

		4,811,959

Semiconductors & Semiconductor Equipment 2.7%
44,300	ATMI, Inc.(a)(b)	1,165,090
5,000	Kulicke & Soffa Industries, Inc.(a)(b)	26,950
11,000	Micrel, Inc.	67,100
65,500	Pericom Semiconductor Corp.(a)(b)	888,180
5,600	Semtech Corp.(a)(b)	71,512
3,500	Sigma Designs, Inc.(a)	158,270
207,000	Skyworks Solutions, Inc.(a)(b)	1,666,350
7,700	Standard Microsystems Corp.(a)	230,384
55,650	Varian Semiconductor Equipment Associates, Inc.(a)(b)	1,792,487

		6,066,323

Software 4.6%
54,500	Ansoft Corp.(a)	1,157,580
35,800	ANSYS, Inc.(a)(b)	1,249,778
15,200	Blackbaud, Inc.(b)	420,584
35,900	Epiq Systems, Inc.(a)(b)	529,525
40,900	FactSet Research Systems, Inc.(b)	2,287,536
113,100	Informatica Corp.(a)(b)	2,183,961
17,100	JDA Software Group, Inc.(a)(b)	304,209
2,300	Macrovision Corp.(a)	38,617
52,700	Manhattan Associates, Inc.(a)(b)	1,306,433
36,800	Phoenix Technologies Ltd.(a)	559,360
8,300	Progress Software Corp.(a)(b)	245,016
36,000	Secure Computing Corp.(a)(b)	322,200

		10,604,799

MATERIALS 4.4%
Chemicals 2.1%
4,300	A. Schulman, Inc.	87,677
5,400	Arch Chemicals, Inc.	181,818
87,700	H.B. Fuller Co.	1,820,652
1,700	Olin Corp.	34,833
35,900	OM Group, Inc.(a)(b)	2,059,942
6,500	Omnova Solutions, Inc.(a)	29,770
2,500	Penford Corp.	55,925
37,900	PolyOne Corp.(a)(b)	233,464
4,300	Quaker Chemical Corp.	86,000
14,650	Zep, Inc.	242,018

		4,832,099

Construction Materials 0.1%
28,500	Headwaters, Inc.(a)(b)	321,195

Containers & Packaging 0.4%
13,400	Caraustar Industries, Inc.(a)	39,932
27,900	Rock-Tenn Co. (Class A)	797,661

		837,593

Metals & Mining 1.4%
3,200	Castle (A.M.) & Co.	67,776
29,800	Century Aluminum Co.(a)(b)	1,549,302
13,400	Commercial Metals Co.	379,890
13,775	Quanex Corp.(b)	721,948
8,300	Reliance Steel & Aluminum Co.	408,443

		3,127,359

Paper & Forest Products 0.4%
23,800	Buckeye Technologies, Inc.(a)	312,970
23,700	Schweitzer-Mauduit International, Inc.	565,008

		877,978

UTILITIES 5.6%
Electric Utilities 1.5%
14,300	Allete, Inc.(b)	550,407
1,300	Central Vermont Public Service Corp.	37,869
68,100	El Paso Electric Co.(a)	1,595,583
45,400	Unisource Energy Corp.	1,333,852

		3,517,711

Gas Utilities 3.0%
51,300	Atmos Energy Corp.	1,473,336
13,900	Energen Corp.	874,310
13,100	Laclede Group, Inc.(b)	439,898
20,600	New Jersey Resources Corp.(b)	965,934
500	South Jersey Industries, Inc.(b)	17,515
16,425	Southern Union Co.	446,432
34,000	Southwest Gas Corp.(b)	970,700
59,400	UGI Corp.	1,581,228

		6,769,353

Multi-Utilities 0.7%
69,700	Avista Corp.(b)	1,404,455
3,600	CH Energy Group, Inc.	138,924

		1,543,379

Water Utilities 0.4%
30,000	American States Water Co.(b)	1,034,400

	Total long-term investments (cost $203,196,431)	226,204,420

SHORT-TERM INVESTMENTS 46.9%

Principal Amount (000)
U. S. Government Security 0.1%
$300	United States Treasury Bill, 2.84%, 3/20/2008(c)(d) (cost $298,817)	299,302

Shares
Affiliated Money Market Mutual Fund 46.8%
	Dryden Core Investment Fund-Taxable Money Market Series (cost $106,684,058; includes $105,016,106 of cash collateral received for securities on loan)(e)(f)
106,684,058		106,684,058

	Total short-term investments (cost $106,982,875)
		106,983,360

	Total Investments 146.1% (cost $310,179,306)(g)
		333,187,780

	Liabilities in excess of other assets(h) (46.1%)	(105,075,599)

	Net Assets 100.0%	$228,112,181

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $103,610,773; cash collateral of $105,016,106 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 311,009,693	$29,324,500	$7,146,413	$22,178,087

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(h)	Includes net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at January 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation
	Long Position :
5	Russell 2000 Index Futures	Mar. 2008	$1,729,500	$1,787,500	$58,000

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 25, 2008

*	Print the name and title of each signing officer under his or her signature.